Disaggregation of revenue	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disaggregation of revenue	Disaggregation of revenue:
The Corporation's operations and main revenue streams are the same as those described in note 4. Revenues from the delivery of services, including technology solutions, after sales services and training, are included in each of the respective markets. The Corporation's revenue is derived from contracts with customers.
In the following table, revenue is disaggregated by geographical market, by market application, and by timing of revenue recognition.

	December 31,	December 31,
	2024	2023
Geographical markets
Europe	$47,153	$48,958
North America	17,997	37,736
China	2,631	11,980
Rest of World	1,950	3,694
	$69,731	$102,368
Application
Bus	$44,163	$29,265
Truck	3,714	10,961
Rail	2,647	19,100
Marine	2,866	7,331
HD Mobility subtotal	53,390	66,657
Stationary	12,757	21,707
Emerging Markets and Other	3,584	14,004
	$69,731	$102,368
Timing of revenue recognition
Products transferred at a point in time	$59,734	$78,769
Products and services transferred over time	9,997	23,599
	$69,731	$102,368